LIBERTY TAX-MANAGED
                             AGGRESSIVE GROWTH FUND


                 Supplement to Prospectuses dated March 1, 2002

The section Managing the Fund; Portfolio Managers is revised in its entirety as follows:

Richard J. Johnson, CFA, a vice president of Columbia Management Company, Inc. (Columbia Management), an affiliate of Stein Roe & Farnham Incorporated (Stein
Roe), and Stein Roe since 1994 and 2002, respectively, has managed the Fund since March, 2002. He also has managed various funds for Columbia Management since 1995.


714-36/330J-0302                           April 1, 2002